Convertible Notes Payable (Details)			12 Months Ended
		May 20, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)
Convertible Notes Payable [Line Items]
Convertible notes payable			¥ 184,735,532		$ 26,282,656	¥ 109,119,912
Convertible Promissory Notes [Member]
Convertible Notes Payable [Line Items]
Issuance of convertible promissory notes		$ 40,000,000
Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Cash received from convertible notes payable			258,659,840	$ 36,800,000
Conversion of convertible notes payable				$ 1,166,656
Convertible Notes [Member]
Convertible Notes Payable [Line Items]
Convertible note has been converted into shares			¥ 82,124,499		$ 11,684,000
Minimum [Member]
Convertible Notes Payable [Line Items]
Bears interest rate			0.00%	0.00%
Effective interest rate			0.00%		0.00%
Maximum [Member]
Convertible Notes Payable [Line Items]
Bears interest rate			10.00%	10.00%
Effective interest rate			8.70%		8.70%
Common Stock [Member]
Convertible Notes Payable [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]				$ 0.002

[1]	December 31, 2025, the Company entered into convertible note purchase agreements with investors, pursuant to which the Company will issue to each investor an unsecured convertible promissory note.